Share-based payment plans (Tables)	9 Months Ended
Sep. 30, 2020
Share-Based Payment Arrangements [Abstract]
Share-based payment breakdown
The breakdown is as follows:

	Nine months ended September 30,
	2019	2020
	(in thousands)
Cost of revenue	$7	$13
Research and development	$371	$748
Sales and marketing	$182	$339
General and administrative	$719	$713
Total	$1,279	$1,813